Balance Sheets SFr in Thousands, $ in Thousands	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Non-current assets
Property, plant and equipment	SFr 3,324	SFr 2,353
Long-term financial assets	304	126
Total non-current assets	3,628	2,479
Current assets
Prepaid expenses	2,364	1,440
Accrued income	3,667	2,799
Finance receivable	199	0
Other current receivables	236	918
Short-term financial assets	30,000	0
Cash and cash equivalents	156,462	124,377
Total current assets	192,928	129,534
Total assets	196,556	132,013
Shareholders' equity
Share capital	1,351	1,147
Share premium	298,149	188,299
Accumulated losses	(121,877)	(72,607)
Total shareholders' equity	177,623	116,839
Non-current liabilities
Long-term debt obligation	186	494
Net employee defined benefit liabilities	5,665	4,926
Total non-current liabilities	5,851	5,420
Current liabilities
Trade and other payables	1,979	1,092
Accrued expenses	10,420	8,307
Deferred income	351	355
Short-term debt obligation	332	0
Total current liabilities	13,082	9,754
Total liabilities	18,933	15,174
Total shareholders' equity and liabilities	SFr 196,556	SFr 132,013